Related parties	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Related parties

29. Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the variable lease payments of the pelletizing plants.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

a) Transactions with related parties

	Three-month period ended June 30,
	2025			2024
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Aliança Geração de Energia S.A.	–	–	–	–	(24)	–
Pelletizing companies (i)	–	(3)	(10)	–	(75)	(7)
MRS Logística S.A.	–	(112)	–	–	(126)	–
Norte Energia S.A.	–	(15)	–	–	(16)	–
Other	9	(62)	–	8	14	–
	9	(192)	(10)	8	(227)	(7)
Associates
VLI	97	(10)	(1)	109	(4)	–
PTVI	–	(138)	–	–	–	–
Anglo American	–	(48)	7	–	–	–
Other	–	–	(6)	–	–	–
	97	(196)	–	109	(4)	–
Shareholders
Bradesco	–	–	105	–	–	(191)
Mitsui	27	–	–	56	–	–
Cosan	1	(8)	–	–	(2)	–
Banco do Brasil	–	–	–	–	–	1
	28	(8)	105	56	(2)	(190)
Total	134	(396)	95	173	(233)	(197)

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Six-month period ended June 30,
	2025			2024
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Aliança Geração de Energia S.A.	–	–	–	–	(51)	–
Pelletizing companies (i)	–	(29)	(20)	–	(152)	(16)
MRS Logística S.A.	–	(214)	–	–	(216)	–
Norte Energia S.A.	–	(28)	–	–	(31)	–
Other	16	(127)	–	17	(7)	(3)
	16	(398)	(20)	17	(457)	(19)
Associates
VLI	165	(22)	(2)	191	(10)	(1)
PTVI	–	(297)	–	–	(1)	3
Anglo American	–	(48)	7	–	–	–
Other	–	–	(3)	–	–	–
	165	(367)	2	191	(11)	2
Shareholders
Bradesco	–	–	234	–	–	(230)
Mitsui	61	–	–	117	–	–
Cosan	8	(16)	–	–	(3)	–
Banco do Brasil	–	–	–	–	–	1
	69	(16)	234	117	(3)	(229)
Total	250	(781)	216	325	(471)	(246)

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

b) Outstanding balances with related parties

	Assets
	June 30, 2025			December 31, 2024
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Joint Ventures
Pelletizing companies (i)	–	–	13	–	–	34
MRS Logística S.A.	–	–	36	–	13	32
Other	–	5	–	–	5	–
	–	5	49	–	18	66
Associates
VLI	–	109	–	–	19	–
PTVI	–	–	–	–	–	–
Anglo American	–	–	180	–	–	149
Other	–	1	3	–	–	1
	–	110	183	–	19	150
Shareholders
Bradesco	416	–	110	261	–	16
Banco do Brasil	31	–	–	22	–	–
Mitsui	–	14	–	–	7	–
Cosan	–	–	–	–	3	–
	447	14	110	283	10	16
Pension plan	–	18	–	–	16	–
Total	447	147	342	283	63	232

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Liabilities
	June 30, 2025		December 31, 2024
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Joint Ventures
Pelletizing companies (i)	62	193	49	291
MRS Logística S.A.	20	–	32	–
Other	61	–	66	–
	143	193	147	291
Associates
VLI	4	140	2	47
PTVI	72	–	67	–
Anglo American	66	–	–	–
Other	–	–	2	–
	142	140	71	47
Shareholders
Bradesco	–	31	–	163
Cosan	–	–	1	–
	–	31	1	163
Pension plan	–	–	11	–
Total	285	364	230	501

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and

Companhia Nipo-Brasileira de Pelotização.

c) Key management personnel compensation

During the six-month period ended June 30, 2025, the compensation of the Company’s key management personnel was US$15 (2024: US$15).